Shareholder Report, Line Graph (Details) TIM4_MML American Funds Core Allocation Fund_Service Class I_TSR Annual {Service Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class I
Account Value [Line Items]
Accumulated Value	$ 19,541	$ 17,467	$ 15,272	$ 17,697	$ 15,681	$ 14,078	$ 11,919	$ 12,525	$ 10,897	$ 10,000	$ 22,381
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Custom MML Core Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom MML Core Allocation Index
Accumulated Value	$ 22,168	$ 19,376	$ 16,461	$ 19,580	$ 16,962	$ 14,731	$ 12,046	$ 12,489	$ 10,795	$ 10,000	$ 25,637